Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	9 Months Ended	6 Months Ended
	Jun. 28, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 10, 2014	Jul. 31, 2013	Sep. 30, 2014	Jun. 30, 2013	Dec. 31, 2008
Related Party Transaction [Line Items]
Notes payable converted	$ 20,231,000	$ 20,231,000	$ 20,231,000
Payable to board of director			2,000
Major Shareholder [Member]
Related Party Transaction [Line Items]
Debt instrument carrying amount			3,905,000	17,780,000
Notes payable converted	17,060,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Debt instrument carrying amount			1,479,000	1,000,000
Director [Member] | Financing Agreements With Supplier [Member]
Related Party Transaction [Line Items]
Related party transaction, outstanding			66,000	60,000	256,000
2008 Convertible Note [Member]
Related Party Transaction [Line Items]
Debt instrument carrying amount										1,400,000
Notes payable converted						1,400,000	1,400,000	1,400,000
2008 Convertible Note [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Notes payable converted	975,000
Series A Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Convertible note converted into preferred shares	42,245,834	42,245,834	42,245,834
Series A Convertible Preferred Stock [Member] | Major Shareholder [Member]
Related Party Transaction [Line Items]
Convertible note converted into preferred shares	35,923,845
Series A Convertible Preferred Stock [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Convertible note converted into preferred shares	1,993,591
Accrued interest [Member]
Related Party Transaction [Line Items]
Accrued interest converted	2,581,000	2,581,000	2,581,000
Accrued interest [Member] | Major Shareholder [Member]
Related Party Transaction [Line Items]
Accrued interest converted	2,339,000
Accrued interest [Member] | 2008 Convertible Note [Member]
Related Party Transaction [Line Items]
Accrued interest converted						233,982		233,982
Accrued interest [Member] | 2008 Convertible Note [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Accrued interest converted	101,000
Goodman Note [Member]
Related Party Transaction [Line Items]
Debt instrument carrying amount				1,935,000
Notes payable converted	1,935,000								1,935,000
Goodman Note [Member] | Series A Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Convertible note converted into preferred shares	3,777,324								3,777,324
Goodman Note [Member] | Accrued interest [Member]
Related Party Transaction [Line Items]
Accrued interest converted	$ 105,000								$ 105,000